CHANGE IN ACCOUNTING POLICY AND CHANGE IN ACCOUNTING POLICY (Details Textual) - $ / shares	1 Months Ended
	Oct. 29, 2018	Aug. 07, 2018	Feb. 13, 2015	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split			the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Approved Reverse Stock Split [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Reverse Stock Split		reverse stock split of Bionik's common and exchangeable shares at a ratio up to one-for-one hundred and fifty (1:150).
Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Reverse Stock Split	the Company effected a reverse stock split and thereafter Bionik's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split adjusted basis.